Income tax (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Deferred tax assets valuation allowance	$ 0
Material unrecognized tax benefits	$ 0	$ 0